UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                                --------------------------------

Check here if Amendment [ ];  Amendment Number:_________________
   This Amendment (Check only one.):     [ ] is a restatement.
                                         [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:       Nikos Hecht
            ------------------------------
Address:    314 S. Galena Street, Suite 300
            ------------------------------
            Aspen, CO 81611
            ------------------------------


Form 13F File Number:  28- _______________


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Nikos Hecht
            ------------------------------
Title:      N/A
            ------------------------------
Phone:      212-698-8006
            ------------------------------


Signature, Place, and Date of Signing:

     /s/ Nikos Hecht           New York, New York           February 13, 2007
     --------------------    -----------------------      ---------------------
         [Signature]            [City, State]                     [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0
                                                ------------------

Form 13F Information Table Entry Total:                 18
                                                ------------------

Form 13F Information Table Value Total:              $122,218
                                                ------------------
                                                    (thousands)



List of Other Included Managers:
None.



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

                           FORM 13F INFORMATION TABLE

COLUMN 1               COLUMN 2        COLUMN 3    COLUMN 4            COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
-------------------    ------------    ---------   --------  ------------------------ -----------  --------- -----------------------
                       TITLE                        VALUE       SHRS OR   SH/   PUT/   INVESTMENT  OTHER
NAME OF ISSUER         OF CLASS        CUSIP       (x$1000)     PRN AMT   PRN   CALL   DISCRETION  MANAGERS     SOLE    SHARED  NONE
-------------------    ------------    ---------   --------  ----------- ----- ------ -----------  --------- ---------- ------  ----
BALLY TOTAL FITNESS
HOLDINGS CORP          COMMON STOCK    05873K108       595      242,900    SH             SOLE                 242,900

CINCINNATI BELL INC    COMMON STOCK    171871106       248       54,300    SH             SOLE                  54,300

CENTENNIAL
COMMUNICATIONS
CORP                   COMMON STOCK    15133V208      1815      252,500    SH             SOLE                 252,500

CONSTAR
INTERNATIONAL INC      COMMON STOCK    21036U107       539       77,000    SH             SOLE                  77,000


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

                           FORM 13F INFORMATION TABLE

COLUMN 1               COLUMN 2        COLUMN 3    COLUMN 4            COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
-------------------    ------------    ---------   --------  ------------------------ -----------  --------- -----------------------
                       TITLE                        VALUE       SHRS OR   SH/   PUT/   INVESTMENT  OTHER
NAME OF ISSUER         OF CLASS        CUSIP       (x$1000)     PRN AMT   PRN   CALL   DISCRETION  MANAGERS     SOLE    SHARED  NONE
-------------------    ------------    ---------   --------  ----------- ----- ------ -----------  --------- ---------- ------  ----

FIBER TOWER            COMMON STOCK    31567R100     85412   14,525,839    SH             SOLE              14,525,839

HAYES LEMMERZ INTL
INC                    COMMON STOCK    420781304      2346      600,000    SH             SOLE                 600,000

LEAP WIRELESS
INTERNATIONAL INC      COMMON STOCK    521863308       365        6,144    SH             SOLE                   6,144

LEVEL 3
COMMUNICATIONS INC     COMMON STOCK    52729N100      3024      540,000    SH             SOLE                 540,000

NEOPHARM INC           COMMON STOCK    640919106      2296    1,375,000    SH             SOLE               1,375,000


                           FORM 13F INFORMATION TABLE

COLUMN 1               COLUMN 2        COLUMN 3    COLUMN 4            COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
-------------------    ------------    ---------   --------  ------------------------ -----------  --------- -----------------------
                       TITLE                        VALUE       SHRS OR   SH/   PUT/   INVESTMENT  OTHER
NAME OF ISSUER         OF CLASS        CUSIP       (x$1000)     PRN AMT   PRN   CALL   DISCRETION  MANAGERS     SOLE    SHARED  NONE
-------------------    ------------    ---------   --------  ----------- ----- ------ -----------  --------- ---------- ------  ----
NUVELO INC             COMMON STOCK    67072M301      5660    1,415,000    SH             SOLE               1,415,000

QWEST COMMUNICATIONS
INC                    COMMON STOCK    749121109       500       59,700    SH             SOLE                  59,700

REVLON INC             COMMON STOCK    761525500       220      171,700    SH             SOLE                 171,700

RHODIA                 ADRS STOCK      762397107       236       68,500    SH             SOLE                  68,500

RURAL CELLULAR CORP    COMMON STOCK    781904107       147       11,200    SH             SOLE                  11,200


                           FORM 13F INFORMATION TABLE

COLUMN 1               COLUMN 2        COLUMN 3    COLUMN 4            COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
-------------------    ------------    ---------   --------  ------------------------ -----------  --------- -----------------------
                       TITLE                        VALUE       SHRS OR   SH/   PUT/   INVESTMENT  OTHER
NAME OF ISSUER         OF CLASS        CUSIP       (x$1000)     PRN AMT   PRN   CALL   DISCRETION  MANAGERS     SOLE    SHARED  NONE
-------------------    ------------    ---------   --------  ----------- ----- ------ -----------  --------- ---------- ------  ----
TELIK INC              COMMON STOCK    87959M109      3987      900,000    SH             SOLE                 900,000

TERRA INDUSTRIES INC   COMMON STOCK    880915103      5570      464,970    SH             SOLE                 464,970

USEC INC               COMMON STOCK    90333E108      5228      411,000    SH             SOLE                 411,000

SOLECTRON CORP         CONV NOTE       834182AT4      4030    4,900,000    SH             SOLE               4,900,000


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